Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				5 Months Ended
	Mar. 25, 2021	Jan. 07, 2021	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 05, 2020
Nature Of Organization And Business Operations [Line Items]
Sale of stock issue price per share						$ 1.00
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued			16,377,622
Proceeds from initial public offering				$ 160,500,696
Cash in hand				$ 1,295,380	$ 557,200
Payment to acquire restricted investments			$ 166,232,863
Term of restricted investments			185 days
Investment per share in restricted investment			$ 10.15
Net worth needed to effect business combination			$ 5,000,001
Percentage of public shareholding that can be redeemed without any restriction			15.00%
Percentage of public shareholding to be redeemed in case business combination is not consummated			100.00%
Estimated expenses payable on dissolution			$ 100,000
Merger Agreement [Member] | Cosmos Intermediate, LLC [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Cash Consideration	$ 75,000,000
Class Of warrant or right , Issued per warrant	1
Number of warrants issued for consideration	2,000,000
Subscription Agreement [Member] | PIPE Financing [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Proceeds from issuance of common stock	$ 100,000,000
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued			16,377,622	16,377,622
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued			1,377,622
Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights exercise price			$ 11.50
Minimum | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Percentage of the assets in trust account of the prospective acquire			80.00%
Equity method investment ownership percentage			50.00%
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from initial public offering			$ 163,776,220
Share Price				12.00	12.00
Common Class A [Member] | Merger Agreement [Member] | Cosmos Intermediate, LLC [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued for consideration	37,200,000
Share Price	$ 0.0001
Common Class A [Member] | Subscription Agreement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued	10,000,000
Share Price	$ 10.00
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued			16,377,622
Class of warrants or rights exercise price			$ 11.50
Sale of stock issue price per share			$ 10.00
Proceeds from initial public offering			$ 163,776,220
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued			1,377,622
Common Class A [Member] | Minimum | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Temporary equity redemption price per share			$ 10.15
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Common stock par value				$ 0.0001	$ 0.0001
Common Class B [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Forfeited of Shares		$ 218,094
Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			7,292,541
Sponsor Private Placement Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			7,292,541
Class of warrants or rights issue price per share			$ 1.00
Class of warrants or rights issued during the period values			$ 7,292,541
Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			439,627
Jefferies Private Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			439,627
Class of warrants or rights issued during the period values			$ 439,627
Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share			$ 1.00
Sponsor And Jefferies Private Placement Warrants [Member] | Private Placement [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share			1.00
Sponsor And Jefferies Private Placement Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share			$ 1.00